Subsequent Events	3 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2020	Jun. 30, 2021	Dec. 31, 2020
Subsequent Event [Line Items]
Subsequent Events

Note 11—Subsequent Events

On February 10, 2021, the Company, entered into a Business Combination Agreement and Plan of Merger (the “Business Combination Agreement”) by and among the Company, Fetch Merger Sub, Inc., a Delaware corporation and newly formed direct wholly owned subsidiary of Company (“Merger Sub”), and A Place for Rover, Inc., a Delaware corporation (“Rover”), providing for, among other things, and subject to the terms and conditions therein, a business combination between the Company and Rover pursuant to which, among other things, (i) Merger Sub will merge with and into Rover, the separate corporate existence of Merger Sub will cease and Rover will continue as the surviving corporation in the merger and a wholly owned subsidiary of the Company and (ii) the Company will change its name to “Rover Group, Inc.”

The Business Combination Agreement provides that, among other things and upon the terms and subject to the conditions thereof, the following transactions will occur (together with the other agreements and transactions contemplated by the Business Combination Agreement, the “Business Combination”):

(i) at the closing of the transactions contemplated by the Business Combination Agreement (the “Closing”), upon the terms and subject to the conditions thereof, and in accordance with the Delaware General Corporation Law, as amended (the “DGCL”), Merger Sub will merge with and into Rover (the “Merger”), the separate corporate existence of Merger Sub will cease and Rover will continue as the surviving corporation in the Merger and a wholly owned subsidiary of the Company;

(ii) as a result of the Business Combination, each outstanding share of Rover common stock and preferred stock as of immediately prior to the effective time of the Business Combination, would be converted into, at the election of the holder thereof (subject to the limitations on such elections set forth in the Business Combination Agreement) the right to receive (a) an amount of cash or shares of Class A Common Stock, par value $0.0001 per share, of the Company’s common stock, based on the pro rata portion applicable to such share of Rover common stock or preferred stock, as applicable, of an aggregate purchase price equal to $1.350 billion, as adjusted by (1) Rover’s cash, indebtedness, and accrued tax liabilities as of immediately prior to the effective time of the Merger, (2) the unpaid transaction expenses of Rover and the Company as of immediately prior to the effective time of the Business Combination, and (3) the aggregate exercise price of Rover options and Rover warrants outstanding as of immediately prior to the effective time of the Business Combination, which options and warrants will be assumed by the Company subject to the terms and conditions set forth in the Business Combination Agreement and (b) the contingent “earn-out” right to receive a pro rata portion of up to 22,500,000 shares of the Company’s Common Stock in the aggregate based on the achievement of certain trading price targets following the Closing, which amount of “earn-out” shares will be adjusted based on a formula set forth in the Business Combination Agreement to reflect a portion of the value of such “earn-out” shares deemed to be earned upon exercise of Rover options and warrants assumed by the Company in the Business Combination; and

(iii) the Company will immediately be renamed “Rover Group, Inc.”

The Company’s Board of Directors has unanimously (i) approved and declared advisable the Business Combination Agreement, the Business Combination and the other transactions contemplated thereby and (ii) resolved to recommend approval of the Business Combination Agreement and related matters by the Company’s stockholders.

The Business Combination Agreement is subject to the satisfaction or waiver of certain customary closing conditions, including, among others, (i) obtaining required approvals of the Business Combination and related matters by the respective stockholders of the Company and Rover, (ii) the effectiveness of the proxy statement / registration statement on Form S-4 filed by the Company in connection with the Business Combination, (iii) receipt of approval for listing on Nasdaq the shares of the Company’s Common Stock to be issued in connection with the Merger, (iv) that the Company continues to have at least $5,000,001 of net tangible assets upon the Closing and (v) the absence of any injunctions enjoining or prohibiting the consummation of the Merger.

Concurrently with the execution of the Business Combination Agreement, the Company entered into a backstop subscription agreement with True Wind Capital II, L.P. and True Wind Capital II-A, L.P. (together, the “TWC Funds”) (the “Sponsor Backstop Subscription Agreement”), pursuant to which the TWC Funds agreed to, among other things, purchase shares of the Company’s common stock in an aggregate amount of up to $50,000,000 (or such greater amount at the election of the TWC Funds) to the extent of the amount of redemptions of shares of the Company’s common stock. The TWC Funds also agreed to purchase additional shares of our common stock in an aggregate amount of up to $50,000,000 if mutually agreed with Rover.

Concurrently with the execution of the Business Combination Agreement, certain accredited investors (the “PIPE Investors”), entered into subscription agreements (the “PIPE Subscription Agreements”) pursuant to which the PIPE Investors have committed to purchase 5,000,000 shares of our common stock (the “PIPE Shares”) at a purchase price per share of $10.00 and an aggregate purchase price of $50,000,000 (the “PIPE Investment”). The purchase of the PIPE Shares is conditioned upon, and will be consummated concurrently with, the closing of the initial business combination. Certain offering related expenses are payable by us, including customary fees payable to the placement agents, Deutsche Bank Securities and Morgan Stanley & Co. LLC. The purpose of the sale of the PIPE Shares is to raise additional capital for use in connection with the Proposed Transactions and to meet the minimum cash requirements provided in the Business Combination Agreement.

Concurrently with the execution of the Business Combination Agreement, the Company entered into stockholder support agreements with Rover and certain stockholders of Rover (the “Rover Holders Support Agreements”), pursuant to which such stockholders agreed to approve the Business Combination Agreement and the Proposed Transactions.

Management has evaluated subsequent events to determine if events or transactions occurring through May 5, 2021, the date the financial statements were issued. Other than as described herein, the Company did not identify any other subsequent events that would require potential adjustment to or disclosure in the financial statements.

Note 10—Subsequent Events

As described in Note 1, the Company completed the Merger on July 30, 2021. The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the condensed consolidated financial statements were issued. Based upon this review, the Company did not identify any subsequent events that would have required adjustment or disclosure in the condensed consolidated financial statements.

Management has evaluated subsequent events to determine if events or transactions occurring through the date the unaudited condensed consolidated financial statements were available for issuance, require potential adjustment to or disclosure in the unaudited condensed consolidated financial statements and has concluded that, other than contained herein, all such events that would require recognition or disclosure have been recognized or disclosed.

A Place For Rover INC
Subsequent Event [Line Items]
Subsequent Events

15. Subsequent Events

The Company has evaluated subsequent events through August 13, 2021, the date the financial statements were available to be issued and has determined that the following subsequent events require disclosure in the condensed consolidated financial statements.

On July 30, 2021, the Company completed the Merger and raised net proceeds $233.1 million, net of estimated transaction costs of $35.2 million. Immediately before the Merger, all of the Company’s outstanding warrants were net exercised for shares of common stock. Upon the consummation of the Merger, all holders of common stock and stock options received (or have the right to receive) shares of New Rover Class A Common Stock at a deemed value of $10.379 per share after giving effect to the applicable exchange ratio based on the following transactions contemplated by the Business Combination Agreement:

•

the conversion of all outstanding shares of Rover redeemable convertible preferred stock into shares of Rover common stock at the then-effective conversion rate as calculated pursuant to the Company’s certificate of incorporation;

•

the cancellation of each issued and outstanding share of Rover common stock (including shares of common stock resulting from the conversion of Rover redeemable convertible preferred stock) and the conversion into a number of shares of New Rover Class A Common Stock equal to the exchange ratio of 1.0379; and

•

the conversion of all outstanding vested and unvested stock options into options exercisable for shares of New Rover Class A Common Stock with the same terms except for the number of shares exercisable and the exercise price, each of which will be adjusted using the exchange ratio of 1.2006.

Other events that took place in connection with the Merger are summarized below:

•	Issuance and sale of 5,000,000 shares of New Rover Class A Common Stock at a purchase price of $10.00 per share pursuant to the PIPE Investment for proceeds of $50.0 million.
•

Issuance and sale of 8,000,000 shares of New Rover Class A Common Stock at a purchase price of $10.00 per share pursuant to the Sponsor Backstop Subscription Agreement for proceeds of $80.0 million and the issuance and sale of 1,000,000 shares of New RoverClass A Common Stock at a purchase price of $10.00 per share pursuant the Assignment Agreement for proceeds of $10.0 million.

•

Immediately before the Merger, Rover’s chief executive officer (the “CEO”) net exercised 1.8 million outstanding options. 0.7 million shares were withheld to cover the tax withholding and remittance obligations of the Company of $6.8 million. The net exercise of outstanding options by the CEO was contingent on the Merger closing.

•

Repayment of $8.1 million and $30.0 million in principal plus accrued interest to settle amounts outstanding under Rover’s PPP Loan and Subordinated Credit Facility, respectively, following the Merger closing.

18. Subsequent Events

The Company has evaluated subsequent events through March 29, 2021, the date the financial statements were available to be issued and has determined that the following subsequent events require disclosure in the consolidated financial statements.

In February 2021, the Company entered into a Business Combination Agreement and Plan of Merger (as it may be amended or restated from time to time, the “Business Combination Agreement”) with Nebula Caravel Acquisition Corp. (“Caravel”) and

Fetch Merger Sub, Inc. (“Sub”), a wholly owned subsidiary of Caravel. Pursuant to the terms of the Business Combination Agreement, Merger Sub will merge with and into Rover, with Rover continuing as the surviving entity (the “Merger”). Concurrently with the execution and delivery of the Business Combination Agreement, certain accredited investors (the “PIPE Investors”), entered into subscription agreements (the “PIPE Subscription Agreements”) with Caravel pursuant to which the PIPE Investors have committed to purchase 5,000,000 shares (the “PIPE Shares”) of Caravel Class A Common Stock (the “Caravel Class A Common Stock”) at a purchase price per share of $10.00 and an aggregate purchase price of $50,000,000 (the “PIPE Investment”). The purchase of the PIPE Shares is conditioned upon, among other conditions, and will be consummated concurrently with, the closing of the Merger (the “Closing”).

In March 2021, the Company renegotiated the overall liquidity covenant on its credit facility with the lender to $65.0 million.